Financial instruments (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 3,980	$ 2,152
Financial assets at fair value through profit or loss	10,796	8,686
Financial assets at amortised cost one	33,576	39,747
Financial assets at fair value through profit or loss Total	33,619	32,724
Non-current financial assets	9,830	2,659
Total	77,025	75,130
Financial liabilities at amortized cost	219,260	195,827
Total	219,260	195,827
Trade payables member
IfrsStatementLineItems [Line Items]
Total	180,729	149,678
Financial liabilities at amortized cost	180,729	149,678
Other payables member
IfrsStatementLineItems [Line Items]
Total	23,810	26,160
Financial liabilities at amortized cost	23,810	26,160
Borrowing member
IfrsStatementLineItems [Line Items]
Total	14,721	19,989
Financial liabilities at amortized cost	14,721	19,989
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	27,991	34,212
Financial assets at fair value through profit or loss
Non-financial assets
Total	27,991	34,212
Other receivables member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	4,718	1,509
Financial assets at fair value through profit or loss	4,155
Non-financial assets	9,830	2,659
Total	18,703	4,168
Cash and cash equivalent member | Cash and banks member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	867	2,957
Financial assets at fair value through profit or loss
Non-financial assets
Total	867	2,957
Cash and cash equivalent member | Mutual funds member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	763	2,627
Non-financial assets
Total	763	2,627
Cash and cash equivalent member | Time deposits member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost		595
Financial assets at fair value through profit or loss
Non-financial assets
Total		595
Financial assets at fair value through profit or loss member | Mutual funds member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	14,985	12,816
Non-financial assets
Total	14,985	12,816
Financial assets at fair value through profit or loss member | Negotiable Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	13,716	17,281
Non-financial assets
Total	$ 13,716	17,281
Financial assets at amortized cost member | Negotiable Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost		474
Financial assets at fair value through profit or loss
Non-financial assets
Total		$ 474